BORROWINGS AND INDEBTEDNESS - Schedule of Borrowing Facilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Debt Instrument [Line Items]
Credit Facilities	$ 5,024,756,000
Syndicated loan facility
Debt Instrument [Line Items]
Credit Facilities	3,000,000,000
Commercial paper	$ 100,000,000	$ 0
Syndicated loan facility | Commercial Paper
Debt Instrument [Line Items]
Weighted-average effective interest rate	5.40%
Separate, uncommitted, unsecured multicurrency revolving credit facilities
Debt Instrument [Line Items]
Credit Facilities	$ 1,777,938,000
Borrowings outstanding	0	0
Local guaranteed and non-guaranteed lines of credit
Debt Instrument [Line Items]
Credit Facilities	246,818,000
Borrowings outstanding	$ 0	$ 0